Managers AMG Funds
                                 40 Richards Avenue
                                 Norwalk, CT  06854
                                (203) 857-5321



December 28, 2001

VIA EDGAR
----------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:	Managers AMG Funds
	File Nos. 333-84639; 811-9521
	---------------------------------------------------

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Managers AMG Funds (the "Trust") hereby certifies that:

	(1)	the forms of prospectus and statement of additional
		information that would have been filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

	(2)	the text of Post-Effective Amendment No. 11 to the
		Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
		Commission on December 19, 2001.


Very truly yours,

Managers AMG Funds

By:	/s/Donald S. Rumery
	-------------------
	Donald S. Rumery
	Treasurer

cc:	John M. Ganley, Staff Examiner
	Securities and Exchange Commission
	Philip H. Newman, Esquire
	Goodwin Procter LLP